Equity based compensation - Additional Information (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) EquityInstruments	Dec. 31, 2019 CAD ($) EquityInstruments	Dec. 31, 2018 EquityInstruments
Disclosure Of Equity Based Compensation [Line Items]
Expense from share-based payment transactions with employees	$ 42,906,000	$ 64,233,000
Vermilion incentive plan [Member]
Disclosure Of Equity Based Compensation [Line Items]
Weighted average fair value at measurement date, other equity instruments granted	$ 5.92	$ 30.92
Performance factor (ratio)	1.2	1.7
Annual forfeiture rate share options granted	5.80%	5.20%
Expense from share-based payment transactions with employees	$ 38,900,000	$ 46,600,000
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	6,244	2,268	1,931
Deferred Share Units [Member]
Disclosure Of Equity Based Compensation [Line Items]
Weighted average fair value at measurement date, other equity instruments granted	$ 4.48
Expense from share-based payment transactions with employees	$ 800,000
Number of other equity instruments outstanding in share-based payment arrangement	252,910